UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-4318



                        The American Funds Income Series
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2004

                   Date of reporting period: February 29, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

[front cover: upward shot from underneath pillars of a building]

U.S. GOVERNMENT SECURITIES FUND

Semi-annual report for the six months ended February 29, 2004

U.S. GOVERNMENT SECURITIES FUND(SM) seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2004 (the most recent calendar quarter):

                                            1 YEAR     5 YEARS      10 YEARS
CLASS A SHARES
Reflecting 3.75% maximum sales charge       -0.68%     +5.22%        +5.80%

The fund's 30-day yield for Class A shares as of March 31, 2004, calculated in accordance with the Securities and Exchange Commission formula, was 2.16%. The fund's distribution rate for Class A shares as of that date was 2.57%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 24. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

[photo: black and white picture of front cover - upward shot from underneath pillars of a building]



FELLOW SHAREHOLDERS:

For the six months ended February 29, 2004, U.S. Government Securities Fund produced a total return of 3.5%. About half of this return derived from capital appreciation, as a gradual decline in interest rates lifted bond prices over the course of the period (interest rates and bond prices move inversely). Returns for longer, more meaningful, time periods are noted in the table below.

Over the same six months, 188 general U.S. government funds monitored by Lipper recorded an average return of 4.1%. By comparison, the unmanaged Citigroup Treasury/Government-Sponsored/Mortgage Index (which does not include expenses) posted a 4.4% return.

Shareholders who reinvested monthly dividends totaling 22.7 cents a share during this period earned an income return of 1.68% (3.36% annualized); those who elected to receive dividends in cash had an income return of 1.66% and saw the value of their shares increase 1.8%.

ECONOMIC AND MARKET REVIEW

In the months immediately preceding the reporting period, interest rates were rising as the U.S. economy evinced signs of solid growth, sparking inflation concerns. Rates reached an interim peak near the start of the fiscal year on September 1, and then began declining rapidly. The much-anticipated inflationary pressures failed to materialize, and government bond market returns for September were the best of any month in 2003.

[Begin Sidebar]
RESULTS AT A GLANCE (as of February 29, 2004, with all distributions reinvested)

                                                                Lifetime (since
                               1 year    5 years    10 years   October 17, 1985)

Average annual total return       --      +6.0%       +5.8%         +7.4%
Cumulative total return         +2.4%    +33.8       +76.5        +269.6
[End Sidebar]

Although interest rates began to rise again in October, the climb was limited. Importantly, the Federal Reserve Board assuaged investor anxiety by vowing to keep short-term rates low "for a considerable period." Interest rates fluctuated within a relatively narrow band through the end of February, but the broader trend tugged Treasury yields lower, especially on intermediate- and long-term debt. This pattern is depicted in the Treasury yield chart below.

Overall, bonds with longer maturities posted higher returns for the period than did short-term securities. This is frequently the case when interest rates are trending lower. Although U.S. government bonds provided respectable returns for the period, other areas of the bond market that carry greater credit risks produced better results. These include corporate bonds (especially lower rated credits), U.S. municipal bonds and non-U.S. sovereign debt.

HOW THE FUND RESPONDED

Interest rates and bond yields have remained at historically low levels, creating several challenges for the fund. An abrupt rise in rates, such as the market experienced last summer, would negatively impact returns over the near term. In an effort to cushion the fund, the fund's portfolio counselors have maintained a relatively low average maturity for portfolio holdings -- 4.3 years as of the end of February versus 5.2 years for the Lipper general U.S. government fund average. Short-term securities typically retain more of their value when interest rates rise than do long-term bonds. But because interest rates declined over the six months, the fund's returns fell shy of the Lipper average.

[Begin Sidebar]
BENCHMARK TREASURY YIELDS

A chart of the current yields on key Treasuries for the six-month period.

[begin line chart]

DATE             2-YR        5-YR       10-YR
                 TREASURY    TREASURY   TREASURY

09/03/2003        2.004%      3.589%     4.595%
09/10/2003        1.632       3.144      4.273
09/17/2003        1.612       3.065      4.18
09/24/2003        1.608       3.052      4.135
10/01/2003        1.446       2.817      3.934
10/08/2003        1.621       3.092      4.238
10/15/2003        1.768       3.294      4.399
10/22/2003        1.761       3.181      4.253
10/29/2003        1.754       3.205      4.297
11/05/2003        1.927       3.334      4.354
11/12/2003        2.021       3.401      4.4
11/19/2003        1.867       3.216      4.238
11/26/2002        1.928       3.26       4.248
12/03/2003        2.072       3.428      4.404
12/10/2003        1.911       3.29       4.318
12/17/2003        1.805       3.179      4.184
12/24/2003        1.839       3.192      4.185
12/31/2003        1.823       3.249      4.247
01/07/2004        1.822       3.211      4.244
01/14/2004        1.627       2.961      3.966
01/21/2004        1.641       3.007      4.02
01/28/2004        1.821       3.21       4.19
02/04/2004        1.758       3.114      4.114
02/11/2004        1.709       3.007      4.033
02/18/2004        1.682       3.019      4.05
02/25/2004        1.606       2.968      4.009

Source: Bloomberg
[end line chart]
[End Sidebar]


The low interest rate environment has also weighed on the mortgage market. During the past year, increases in mortgage refinancing and heightened demand from major banks have helped to diminish the attractiveness of some mortgage-backed securities. Increased refinancing generally shortens the expected maturities of established pools of mortgages, but those expectations can rapidly unravel if interest rates start to rise; debt that appeared short-term in nature suddenly assumes a longer, less-attractive maturity. With this in mind, the portfolio counselors have selectively reduced federal agency mortgage pass-through holdings in the portfolio. By the end of the period, they totaled 33.7% of net assets compared with 40.0% at the start. Conversely, the fund added to its holdings of U.S. Treasury notes and bonds, which grew to 50.4% of net assets from 45.1%.

A PROTECTIVE POSTURE

The possibility of a rise in interest rates remains a major concern. Although U.S. Government Securities Fund offers its shareholders a portfolio that is largely immune to credit risks, no bond - not even government debt - is immune to interest rate risks. Consequently, the fund's portfolio counselors continue to pursue a more cautious stance and implement strategies designed to help preserve shareholder principal when rates do finally begin to rise again.

Over the long term, higher interest rates in the context of a stable economic environment may actually prove beneficial. As short-term debt matures, it can be reinvested at higher rates, which could lead to higher income returns and a broader scope of investment opportunities. As always, we encourage shareholders to adopt a long-term perspective on all their investments, as we do.

We thank you for your support, and we appreciate this opportunity to help you achieve your long-term investment goals.

Cordially,


/s/ Paul G. Haaga, Jr.              /s/ John H. Smet
Paul G. Haaga, Jr.                  John H. Smet
President                           Chairman of the Board

April 15, 2004

Past results are not predictive of results in future periods. Current and future results may be lower or higher than past results. Share prices and returns will vary, so investors may lose money.

For current information about the fund, visit americanfunds.com.


INVESTMENT PORTFOLIO, February 29, 2004                              unaudited


INVESTMENT MIX BY SECURITY TYPE

[begin pie chart]

U.S. Treasury notes & bonds                                 50.4%
Federal agency mortgage pass-throughs                       33.7%
Federal agency debentures                                    7.7%
Federal agency collateralized mortgage obligations           5.1%
Cash & equivalents                                           3.1%

[end pie chart]


QUALITY BREAKDOWN

                                                          Percent of
as of February 29, 2004                                   net assets

U.S. government obligations *                               70.4%
Federal agencies                                            26.5
Cash & equivalents                                           3.1

* These securities are guaranteed by the full faith and credit of the United States government.


                                                                                                        PRINCIPAL      MARKET
                                                                                                         AMOUNT        VALUE
BONDS & NOTES - 96.93%                                                                                   (000)         (000)

U.S. TREASURY NOTES & BONDS  -  50.37%
 5.875% November 2004                                                                                    $58,425       $60,382
 11.625% November 2004                                                                                     9,500        10,201
 5.75% November 2005                                                                                     109,750       117,644
 9.375% February 2006                                                                                     38,100        43,799
 4.625% May 2006                                                                                         145,600       154,659
 6.875% May 2006                                                                                         111,250       123,563
 7.00% July 2006                                                                                           5,000         5,598
 3.50% November 2006                                                                                      59,100        61,424
 3.375% January 2007 (1)                                                                                  33,447        36,783
 6.25% February 2007                                                                                      44,500        49,779
 4.375% May 2007 (2)                                                                                      94,950       101,212
 6.625% May 2007                                                                                          30,000        34,069
 3.25% August 2007                                                                                        41,780        43,051
 3.625% January 2008 (1)                                                                                  27,667        31,207
 5.625% May 2008                                                                                          19,000        21,251
 6.00% August 2009                                                                                        43,000        49,330
 5.75% August 2010                                                                                        63,535        72,396
 5.00% August 2011                                                                                        29,600        32,310
 Principal Strip 0% November 2011                                                                          5,285         3,947
 4.375% August 2012                                                                                       17,355        18,099
 10.375% November 2012                                                                                    31,000        39,681
 12.00% August 2013                                                                                       10,000        13,870
 8.875% August 2017                                                                                       31,500        45,651
 Principal Strip 0% February 2019                                                                         32,790        15,635
 8.875% February 2019                                                                                      9,100        13,367
 8.125% August 2019                                                                                        9,050        12,579
 7.875% February 2021                                                                                     10,000        13,694
 6.875% August 2025                                                                                       41,160        52,026
 5.50% August 2028                                                                                         6,890         7,432
 5.25% February 2029                                                                                      49,100        51,299
 6.25% May 2030                                                                                            1,685         2,010
                                                                                                                     1,337,945

FEDERAL AGENCY MORTGAGE PASS-THROUGHS(3)  -  33.72%

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  -  17.39%
 5.50% 2013 - 2031                                                                                        38,843        40,727
 6.00% 2008 - 2034 (2)                                                                                   244,501       256,290
 6.50% 2014 - 2032                                                                                        79,053        83,948
 7.00% 2008 - 2032                                                                                        44,382        47,535
 7.50% 2009 - 2032                                                                                        13,888        14,995
 8.00% 2022 - 2042                                                                                        10,585        12,092
 8.50% 2020 - 2023                                                                                           474           521
 9.00% 2009 - 2021                                                                                           987         1,090
 9.50% 2009                                                                                                   98           108
 10.00% 2019 - 2021                                                                                        3,927         4,598
FANNIE MAE  -  8.87%
 3.91% 2033 (4)                                                                                            8,975         9,136
 3.963% 2033 (4)                                                                                           9,642         9,845
 3.992% 2033 (4)                                                                                           3,293         3,361
 4.011% 2033 (4)                                                                                             900           907
 4.014% 2033 (4)                                                                                           4,670         4,747
 4.066% 2033 (4)                                                                                           4,838         4,941
 4.219% 2033 (2) (4)                                                                                      25,499        26,135
 4.496% 2033 (2) (4)                                                                                      14,621        15,055
 5.00% 2018                                                                                                9,494         9,766
 5.50% 2016 - 2033                                                                                        35,143        36,639
 6.00% 2015 - 2034                                                                                        55,295        57,792
 6.35% 2005                                                                                                2,795         2,803
 6.50% 2016 - 2032                                                                                        31,460        33,412
 7.00% 2009 - 2032                                                                                        11,675        12,485
 7.50% 2029 - 2031                                                                                         4,026         4,334
 8.00% 2005 - 2023                                                                                           316           344
 8.50% 2007 - 2027                                                                                           298           321
 9.00% 2009                                                                                                   59            65
 9.50% 2011 - 2026                                                                                         1,366         1,554
 12.00% 2019                                                                                               1,477         1,775
FREDDIE MAC  -  5.28%
 4.081% 2033 (4)                                                                                          17,159        17,485
 6.00% 2014 - 2034                                                                                        91,749        95,220
 6.50% 2017                                                                                               10,506        11,190
 7.00% 2008                                                                                                  110           118
 7.20% 2006                                                                                               12,670        14,077
 8.00% 2012 - 2017                                                                                           796           869
 8.25% 2007                                                                                                   74            78
 8.50% 2009 - 2021                                                                                           918         1,011
 8.75% 2008                                                                                                   73            79
 11.00% 2016                                                                                                  17            20
 12.00% 2015                                                                                                  22            27
SMALL BUSINESS ADMINISTRATION  -  2.18%
 Series 2001-20K, 5.34% 2021                                                                               4,536         4,784
 Series 2001-20J, 5.76% 2021                                                                               2,215         2,370
 Series 2001-20F, 6.44% 2021                                                                              11,626        12,771
 Series 2001-20G, 6.625% 2021                                                                              3,497         3,867
 Series 2002-20J, 4.75% 2022                                                                               8,131         8,276
 Series 2002-20K, 5.08% 2022                                                                               4,438         4,586
 Series 2002-20C, 6.07% 2022                                                                               3,495         3,783
 Series 2002-20D, 6.41% 2022                                                                               4,535         4,975
 Series 2003-20B, 4.84% 2023                                                                              12,207        12,444
                                                                                                                       895,351

FEDERAL AGENCY DEBENTURES  -  7.73%

FREDDIE MAC  -  2.30%
 7.00% 2005                                                                                                8,000         8,603
 3.50% 2007                                                                                               13,875        14,279
 5.125% 2008                                                                                               9,500        10,317
 5.75% 2009                                                                                               25,000        27,844
FEDERAL HOME LOAN BANK BONDS -  2.12%
 3.75% 2007 (2)                                                                                           24,280        25,307
 5.75% 2008                                                                                                7,725         8,612
 5.80% 2008 (2)                                                                                           10,075        11,207
 4.50% 2012                                                                                               11,000        11,206
FANNIE MAE  -  2.06%
 6.00% 2005                                                                                                9,200         9,899
 7.125% 2005 (2)                                                                                          11,500        12,148
 4.25% 2007 (2)                                                                                           18,125        19,103
 4.75% 2007                                                                                                6,000         6,064
 7.25% 2030                                                                                                6,000         7,579
TENNESSEE VALLEY AUTHORITY  -  0.93%
 Global Power Bonds, Series 1998-G, 5.375% 2008                                                           22,420        24,580
United States Government Guaranteed Ship Financing Obligations,Rowan Companies, Inc. (Title XI)  - 0.32%
 5.88% 2012 (3)                                                                                            7,728         8,584
                                                                                                                       205,332

FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (3) -  5.09%
FANNIE MAE  -  3.71%
 Series 91-50, Class H, 7.75% 2006                                                                           185           193
 Series 1997-M5, Class C, ACES, 6.74% 2007                                                                 5,000         5,573
 Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                               2,479         2,721
 Series 2002-T11, Class A, 4.769% 2012                                                                     7,444         7,851
 Trust 35, Class 2, 12.00% 2018                                                                               58            66
 Series 90-93, Class G, 5.50% 2020                                                                           244           253
 Series 2002-W7, Class A-2, 4.80% 2022                                                                     5,495         5,508
 Series 1992-119, Class Z, 8.00% 2022                                                                        713           781
 Series 2001-4, Class NA, 11.792% 2025 (4)                                                                10,088        12,505
 Series 1997-M6, Class ZA, 6.85% 2026                                                                     15,589        17,310
 Series 2002-W3, Class A-5, 7.50% 2028                                                                     2,852         3,112
 Series 2002-W7, Class A-5, 7.50% 2029                                                                     8,692         9,482
 Series 2001-20, Class E, 9.592% 2031 (4)                                                                    328           371
 Series 2001-20, Class C, 11.901% 2031 (4)                                                                 1,377         1,633
 Series 2003-M2, Class D, 4.68% 2033 (4)                                                                  11,000        10,285
 Series 2003-W4, Class 1A-2, 3.063% 2038                                                                   5,500         5,532
 Series 1999-T2, Class A-1, 7.50% 2039                                                                     3,053         3,331
 Series 2003-W4, Class 1A-3, 3.991% 2040                                                                   3,000         2,989
 Series 2002-W3, Class A-2, 5.50% 2041                                                                     2,664         2,697
 Series 2002-W4, Class A-2, 5.10% 2042                                                                     3,206         3,221
 Series 2002-W1, Class 2A, 7.50% 2042                                                                      2,849         3,109
FREDDIE MAC  -  1.21%
 Series H009, Class A-2, 1.876% 2008 (4)                                                                   7,015         6,914
 Series 2489, Class A, 5.50% 2013                                                                            579           583
 Series 2289-NA, 12.001% 2020 (4)                                                                          5,993         7,102
 Series T-041, Class 1A-2, 4.76% 2021                                                                      2,388         2,402
 Series 178, Class Z, 9.25% 2021                                                                             254           254
 Series 2289, Class NB, 11.336% 2022 (4)                                                                   1,222         1,480
 Series 1567, Class A, 1.525% 2023 (4)                                                                       166           154
 Series T-041, Class 3-A, 7.50% 2032                                                                       2,349         2,574
 Series T-056, Class A-2A, 2.842% 2036                                                                     7,650         7,653
 Series T-042, Class A-2, 5.50% 2042                                                                       2,893         2,922
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  -  0.17%
 Series 2002-28, Class A, 4.776% 2018                                                                      4,304         4,529
                                                                                                                       135,090


COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED)  -  0.02%
Paine Webber CMO, Series O, Class 5, 9.50% 2019 (3) (5)                                                      566           617


TOTAL BONDS & NOTES (cost: $2,497,793,000)                                                                           2,574,335



SHORT-TERM SECURITIES - 12.16%                                                                          PRINCIPAL      MARKET
                                                                                                          AMOUNT        VALUE
U.S. TREASURIES  -  11.31%                                                                                (000)         (000)
U.S. Treasury bills:
  0.825% due 3/4/2004                                                                                   $ 15,000        14,999
  0.895% due 3/11/2004                                                                                    25,400        25,394
  0.865% due 3/25/2004                                                                                    49,000        48,974
  0.86% - 0.865% due 4/22/2004 (2)                                                                        75,400        75,307
  0.89% due 5/6/2004                                                                                      36,100        36,039
  0.89% due 6/3/2004                                                                                      50,000        49,878
  0.90% due 6/10/2004 (2)                                                                                 50,000        49,869
                                                                                                                       300,460


FEDERAL AGENCY DISCOUNT NOTES  -  0.85%
  Federal Home Loan Bank 0.91% due 3/1/2004                                                               22,600        22,598

TOTAL SHORT-TERM SECURITIES (cost: $323,060,000)                                                                       323,058

TOTAL INVESTMENT SECURITIES (cost: $2,820,853,000)                                                                   2,897,393
Other assets less liabilities                                                                                         (241,381)

NET ASSETS                                                                                                          $2,656,012


(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4)  Coupon rate may change periodically.
(5)  Comprised of federal agency originated or guaranteed loans.

See Notes to Financial Statements



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at February 29, 2004
                     (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market
  (cost: $2,820,853)                                               $2,897,393
 Cash                                                                     126
 Receivables for:
  Sales of investments                              $101,806
  Sales of fund's shares                               3,911
  Interest                                            20,158          125,875
                                                                    3,023,394
LIABILITIES:
 Payables for:
  Purchases of investments                           355,709
  Repurchases of fund's shares                         6,898
  Dividends on fund's shares                           1,862
  Investment advisory services                           617
  Services provided by affiliates                      2,022
  Deferred Trustees' compensation                        100
  Other fees and expenses                                174          367,382
NET ASSETS AT FEBRUARY 29, 2004                                    $2,656,012

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                  $2,631,915
 Distributions in excess of net investment income                      (2,689)
 Accumulated net realized loss                                        (49,754)
 Net unrealized appreciation                                           76,540
NET ASSETS AT FEBRUARY 29, 2004                                    $2,656,012



Shares of beneficial interest issued and outstanding - unlimited shares authorized


                                             SHARES           NET ASSET
                      NET ASSETS           OUTSTANDING      VALUE PER SHARE

Class A               $2,039,368             147,321          $13.84
Class B                  242,087              17,488           13.84
Class C                  138,673              10,017           13.84
Class F                   30,616               2,212           13.84
Class 529-A               32,262               2,331           13.84
Class 529-B               13,870               1,002           13.84
Class 529-C               21,804               1,575           13.84
Class 529-E                2,360                 170           13.84
Class 529-F                  955                  69           13.84
Class R-1                  1,548                 112           13.84
Class R-2                 57,196               4,132           13.84
Class R-3                 62,974               4,549           13.84
Class R-4                  6,714                 485           13.84
Class R-5                  5,585                 403           13.84

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.38 for each.

See Notes to Financial Statements



STATEMENT OF OPERATIONS                                              unaudited
for the six months ended February 29, 2004               (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                       $52,849

 Fees and expenses:
  Investment advisory services                     $3,804
  Distribution services                             4,630
  Transfer agent services                           1,865
  Administrative services                             644
  Reports to shareholders                              65
  Registration statement and prospectus               160
  Postage, stationery and supplies                    263
  Trustees' compensation                               26
  Auditing and legal                                   63
  Custodian                                            27
  Other                                               159
  Total expenses before reimbursement              11,706
   Reimbursement of expenses                          173         11,533
 Net investment income                                            41,316

Net realized loss and unrealized
 appreciation on investments:
 Net realized loss on investments                                   (458)
 Net unrealized appreciation on
  investments                                                     56,015
   Net realized loss and
    unrealized appreciation
    on investments                                                55,557
Net increase in net assets resulting
 from operations                                                 $96,873


See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                 SIX MONTHS ENDED          YEAR ENDED
                                                                 FEBRUARY 29, 2004*      AUGUST 31, 2003
OPERATIONS:
 Net investment income                                               $41,316                $93,936
 Net realized (loss) gain on investments and                            (458)                36,106
 Net unrealized appreciation (depreciation) on investments            56,015                (65,727)
  Net increase in net assets resulting from operations                96,873                 64,315


DIVIDENDS PAID OR ACCRUED TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME                                          (44,109)              (103,672)

CAPITAL SHARE TRANSACTIONS                                          (430,561)               463,425

TOTAL (DECREASE) INCREASE IN NET ASSETS                             (377,797)               424,068

Net assets:
 Beginning of period                                               3,033,809              2,609,741
 End of period (including
  distributions in excess of and undistributed
  net investment income: $(2,689) and $104,
  respectively)                                                   $2,656,012             $3,033,809

*unaudited

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

-----------------------------------------------------------------------------------------------------------
                            INITIAL            CONTINGENT DEFERRED SALES
  SHARE CLASS             SALES CHARGE          CHARGE UPON REDEMPTION            CONVERSION FEATURE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Classes A and 529-A     Up to 3.75%          None (except 1% for certain              None
                                               redemptions within one year
                                               of purchase without an
                                               initial sales charge)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Classes B and 529-B      None                Declines from 5% to zero for       Classes B and 529-B
                                               redemptions within six years       convert to classes A
                                               of purchase                        and 529-A, respectively,
                                                                                  after eight years
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Class C                  None                1% for redemptions within          Class C converts to
                                                 one year of purchase             Class F after 10 years
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Class 529-C              None                1% for redemptions within                None
                                                 one year of purchase
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Class 529-E              None                         None                            None
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  Classes F and 529-F      None                         None                            None
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,     None                         None                            None
      R-4 and R-5
-----------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

     MORTGAGE  DOLLAR  ROLLS - The fund may  enter  into  mortgage  dollar  roll transactions  in  which  the fund  sells a  mortgage-backed  security  to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.


2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 29, 2004, the cost of investment securities for federal income tax purposes was $2,825,065,000.

As of February 29, 2004, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income                                     $1,862
Accumulated short-term capital losses                                  (48,197)
Undistributed long-term capital gains                                       66
Gross unrealized appreciation on investment securities                  74,571
Gross unrealized depreciation on investment securities                  (2,243)

Accumulated short-term capital losses above include capital loss carryforwards of $6,079,000, $20,590,000, $4,377,000, $5,664,000 and $8,375,000 expiring in
2004, 2005, 2006, 2008 and 2009, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

[begin table]
                           SIX MONTHS ENDED                   YEAR ENDED
SHARE CLASS                FEBRUARY 29, 2004                AUGUST 31, 2003

Class A                         $ 35,907                      $ 87,846
Class B                            3,331                         7,411
Class C                            1,867                         4,567
Class F                              415                           909
Class 529-A                          512                           786
Class 529-B                          169                           251
Class 529-C                          244                           391
Class 529-E                           32                            45
Class 529-F                           13                            13
Class R-1                             17                            16
Class R-2                            611                           553
Class R-3                            790                           476
Class R-4                             88                            87
Class R-5                            113                           321
Total                           $ 44,109                     $ 103,672

[end table]


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 29, 2004, the investment advisory services fee was $3,804,000, which was equivalent to an annualized rate of 0.273% of average net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

     --------------------------------------------------------------------------
     Share class                 Currently approved limits     Plan limits
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Class A                               0.30%                  0.30%
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Class 529-A                            0.30                   0.50
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Classes B and 529-B                    1.00                   1.00
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Classes C, 529-C and R-1               1.00                   1.00
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Class R-2                              0.75                   1.00
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Classes 529-E and R-3                  0.50                   0.75
     --------------------------------------------------------------------------
     --------------------------------------------------------------------------
     Classes F, 529-F and R-4               0.25                   0.50
     --------------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 29, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the six months ended February 29, 2004, were as follows (dollars in thousands):

         ----------------------------------------------------------------------------------------------------------------
                                                                                ADMINISTRATIVE SERVICES
                                                           --------------------------------------------------------------
                                                                                                     COMMONWEALTH OF
                                                                  CRMC                                  VIRGINIA
                          DISTRIBUTION    TRANSFER AGENT     ADMINISTRATIVE      TRANSFER AGENT       ADMINISTRATIVE
           SHARE CLASS      SERVICES         SERVICES            SERVICES           SERVICES             SERVICES
         ----------------------------------------------------------------------------------------------------------------
             Class A         $1,985           $1,685         Not applicable      Not applicable       Not applicable
         ----------------------------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------------------------
             Class B          1,318             180          Not applicable      Not applicable       Not applicable
         ----------------------------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------------------------
             Class C           759           Included             $114               - $40            Not applicable
                                                in
                                          administrative
                                             services
         ----------------------------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------------------------
             Class F           33            Included              19                   5             Not applicable
                                                in
                                          administrative
                                             services
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
           Class 529-A         17            Included              24                   5                  $16
                                                in
                                          administrative
                                             services
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
           Class 529-B         72            Included              11                   5                   7
                                                in
                                          administrative
                                             services
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
           Class 529-C         104           Included              15                   6                   10
                                                in
                                          administrative
                                             services
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
           Class 529-E          6            Included              2                   -*                   1
                                                in
                                          administrative
                                             services
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
           Class 529-F          1            Included              1                   -*                   1
                                                in
                                          administrative
                                             services
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
            Class R-1           7            Included              1                    2             Not applicable
                                                in
                                          administrative
                                             services
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
            Class R-2          184           Included              37                  210            Not applicable
                                                in
                                          administrative
                                             services
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
            Class R-3          137           Included              41                  63             Not applicable
                                                in
                                          administrative
                                             services
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
            Class R-4           7            Included              4                    1             Not applicable
                                                in
                                          administrative
                                             services
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              3                   -*             Not applicable
                                                in
                                          administrative
                                             services
         ---------------------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------
              Total          $4,630           $1,865              $272                $337                 $35
         ----------------===============================================================================================
         *Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $14,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                        REINVESTMENTS OF DIVIDENDS
SHARE CLASS                           SALES(1)              AND DISTRIBUTIONS         REPURCHASES(1)      NET (DECREASE) INCREASE
                                    AMOUNT    SHARES       AMOUNT    SHARES         AMOUNT       SHARES     AMOUNT       SHARES
SIX MONTHS ENDED FEBRUARY 29, 2004
Class A                            $208,517   15,187     $ 31,507    2,293        $(615,050)    (44,854)    $(375,026)  (27,374)
Class B                              19,380    1,413        2,993      218          (76,267)     (5,561)      (53,894)   (3,930)
Class C                              20,985    1,530        1,626      118          (57,141)     (4,167)      (34,530)   (2,519)
Class F                              13,754    1,002          319       23           (7,170)       (522)        6,903       503
Class 529-A                           5,472      399          509       37           (4,860)       (354)        1,121        82
Class 529-B                           1,803      132          167       12           (2,817)       (205)         (847)      (61)
Class 529-C                           4,391      320          242       17           (3,380)       (246)        1,253        91
Class 529-E                             559       41           31        2             (296)        (22)          294        21
Class 529-F                             313       23           13        1             (136)        (10)          190        14
Class R-1                               628       46           17        1             (269)        (20)          376        27
Class R-2                            24,349    1,773          598       43          (12,127)       (883)       12,820       933
Class R-3                            22,049    1,604          778       57          (10,556)       (769)       12,271       892
Class R-4                             2,603      190           87        6           (1,013)        (74)        1,677       122
Class R-5                             1,119       81           69        5           (4,357)       (318)       (3,169)     (232)
Total net increase
   (decrease)                      $325,922   23,741     $ 38,956    2,833        $(795,439)    (58,005)    $(430,561)  (31,431)


                                                        REINVESTMENTS OF DIVIDENDS
SHARE CLASS                           SALES(1)              AND DISTRIBUTIONS        REPURCHASES(1)      NET (DECREASE) INCREASE
                                    AMOUNT    SHARES       AMOUNT    SHARES        AMOUNT       SHARES     AMOUNT       SHARES
YEAR ENDED AUGUST 31, 2003
Class A                          $1,971,635   142,308    $ 77,156    5,573      $(1,901,973)   (137,474)    $146,818     10,407
Class B                             235,415    16,993       6,593      476         (130,412)     (9,438)     111,596      8,031
Class C                             200,655    14,488       3,958      285         (154,203)    (11,156)      50,410      3,617
Class F                              83,107     5,993         690       50          (82,043)     (5,925)       1,754        118
Class 529-A                          26,061     1,882         765       55           (4,813)       (348)      22,013      1,589
Class 529-B                          11,825       853         246       18             (924)        (67)      11,147        804
Class 529-C                          16,240     1,173         383       28           (3,001)       (218)      13,622        983
Class 529-E                           1,562       113          44        3             (244)        (18)       1,362         98
Class 529-F                             758        55          12        1               (6)         (1)         764         55
Class R-1                             1,680       122          15        1             (690)        (50)       1,005         73
Class R-2                            56,327     4,062         524       38          (13,039)       (941)      43,812      3,159
Class R-3                            56,226     4,067         440       32           (6,324)       (456)      50,342      3,643
Class R-4                             5,753       415          83        6             (910)        (66)       4,926        355
Class R-5                             8,811       638         173       12           (5,130)       (370)       3,854        280
Total net increase
   (decrease)                    $2,676,055   193,162    $ 91,082    6,578      $(2,303,712)   (166,528)    $463,425     33,212

(1)  Includes exchanges between share classes of the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $686,881,000 and $1,112,717,000, respectively, during the six months ended February 29, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 29, 2004, the custodian fee of $27,000 included $23,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                    INCOME FROM INVESTMENT OPERATIONS(2)
                                                                                          NET
                                               NET ASSET                             GAINS (LOSSES)
                                                VALUE,              NET              ON SECURITIES          TOTAL FROM
                                               BEGINNING        INVESTMENT           (BOTH REALIZED         INVESTMENT
                                               OF PERIOD          INCOME             AND UNREALIZED)        OPERATIONS
CLASS A:
 Six months ended 2/29/2004 (4)                 $13.59             $.22                   $.26                 $.48
 Year ended 8/31/2003                            13.73              .42                  (.10)                  .32
 Year ended 8/31/2002                            13.34              .57                   .41                   .98
 Year ended 8/31/2001                            12.76              .70                   .63                  1.33
 Year ended 8/31/2000                            12.63              .77                   .09                   .86
 Year ended 8/31/1999                            13.39              .77                  (.76)                  .01
CLASS B:
 Six months ended 2/29/2004 (4)                  13.59              .16                   .26                   .42
 Year ended 8/31/2003                            13.73              .32                  (.10)                  .22
 Year ended 8/31/2002                            13.34              .48                   .41                   .89
 Year ended 8/31/2001                            12.76              .61                   .63                  1.24
 Period from 3/15/2000 to 8/31/2000              12.49              .26                   .31                   .57
CLASS C:
 Six months ended 2/29/2004 (4)                  13.59              .16                   .26                   .42
 Year ended 8/31/2003                            13.73              .31                  (.10)                  .21
 Year ended 8/31/2002                            13.34              .47                   .41                   .88
 Period from 3/15/2001 to 8/31/2001              13.31              .25                   .04                   .29
CLASS F:
 Six months ended 2/29/2004 (4)                  13.59              .21                   .26                   .47
 Year ended 8/31/2003                            13.73              .42                  (.10)                  .32
 Year ended 8/31/2002                            13.34              .56                   .41                   .97
 Period from 3/15/2001 to 8/31/2001              13.31              .29                   .04                   .33
CLASS 529-A:
 Six months ended 2/29/2004 (4)                  13.59              .21                   .26                   .47
 Year ended 8/31/2003                            13.73              .42                  (.10)                  .32
 Period from 2/20/2002 to 8/31/2002              13.36              .27                   .39                   .66
CLASS 529-B:
 Six months ended 2/29/2004 (4)                  13.59              .15                   .26                   .41
 Year ended 8/31/2003                            13.73              .29                  (.10)                  .19
 Period from 2/20/2002 to 8/31/2002              13.36              .19                   .39                   .58
CLASS 529-C:
 Six months ended 2/29/2004 (4)                  13.59              .15                   .26                   .41
 Year ended 8/31/2003                            13.73              .29                  (.10)                  .19
 Period from 2/19/2002 to 8/31/2002              13.36              .22                   .36                   .58
CLASS 529-E:
 Six months ended 2/29/2004 (4)                  13.59              .19                   .26                   .45
 Year ended 8/31/2003                            13.73              .37                  (.10)                  .27
 Period from 3/7/2002 to 8/31/2002               13.22              .24                   .51                   .75
CLASS 529-F:
 Six months ended 2/29/2004 (4)                  13.59              .20                   .26                   .46
 Period from 10/11/2002 to 8/31/2003             13.83              .30                  (.15)                  .15
CLASS R-1:
 Six months ended 2/29/2004 (4)                 $13.59             $.16                  $.26                  $.42
 Year ended 8/31/2003                            13.73              .31                  (.10)                  .21
 Period from 6/13/2002 to 8/31/2002              13.40              .09                   .33                   .42
CLASS R-2:
 Six months ended 2/29/2004 (4)                  13.59              .16                   .26                   .42
 Year ended 8/31/2003                            13.73              .31                  (.10)                  .21
 Period from 5/31/2002 to 8/31/2002              13.37              .10                   .38                   .48
CLASS R-3:
 Six months ended 2/29/2004 (4)                  13.59              .19                   .26                   .45
 Year ended 8/31/2003                            13.73              .37                  (.10)                  .27
 Period from 6/6/2002 to 8/31/2002               13.36              .11                   .38                   .49
CLASS R-4:
 Six months ended 2/29/2004 (4)                  13.59              .21                   .26                   .47
 Year ended 8/31/2003                            13.73              .42                  (.10)                  .32
 Period from 5/28/2002 to 8/31/2002              13.34              .14                   .40                   .54
CLASS R-5:
 Six months ended 2/29/2004 (4)                  13.59              .23                   .26                   .49
 Year ended 8/31/2003                            13.73              .46                  (.10)                  .36
 Period from 5/15/2002 to 8/31/2002              13.27              .17                   .48                   .65


                                         DIVIDENDS
                                         (FROM NET          NET ASSET                              NET ASSETS,
                                         INVESTMENT         VALUE, END           TOTAL             END OF PERIOD
                                          INCOME)           OF PERIOD            RETURN            (IN MILLIONS)
CLASS A:
 Six months ended 2/29/2004 (4)           $(.23)             $13.84               3.53%               $2,039
 Year ended 8/31/2003                      (.46)              13.59               2.29                 2,374
 Year ended 8/31/2002                      (.59)              13.73               7.55                 2,256
 Year ended 8/31/2001                      (.75)              13.34              10.70                 1,357
 Year ended 8/31/2000                      (.73)              12.76               7.07                 1,083
 Year ended 8/31/1999                      (.77)              12.63               (.04)                1,322
CLASS B:
 Six months ended 2/29/2004 (4)            (.17)              13.84               3.12                  242
 Year ended 8/31/2003                      (.36)              13.59               1.58                  291
 Year ended 8/31/2002                      (.50)              13.73               6.80                  184
 Year ended 8/31/2001                      (.66)              13.34               9.94                  40
 Period from 3/15/2000 to 8/31/2000        (.30)              12.76               4.60                   3
CLASS C:
 Six months ended 2/29/2004 (4)            (.17)              13.84               3.09                  139
 Year ended 8/31/2003                      (.35)              13.59               1.51                  170
 Year ended 8/31/2002                      (.49)              13.73               6.72                  122
 Period from 3/15/2001 to 8/31/2001        (.26)              13.34               2.19                  15
CLASS F:
 Six months ended 2/29/2004 (4)            (.22)              13.84               3.48                  31
 Year ended 8/31/2003                      (.46)              13.59               2.29                  23
 Year ended 8/31/2002                      (.58)              13.73               7.51                  22
 Period from 3/15/2001 to 8/31/2001        (.30)              13.34               2.53                   6
CLASS 529-A:
 Six months ended 2/29/2004 (4)            (.22)              13.84               3.49                  32
 Year ended 8/31/2003                      (.46)              13.59               2.31                  31
 Period from 2/20/2002 to 8/31/2002        (.29)              13.73               5.00                   9
CLASS 529-B:
 Six months ended 2/29/2004 (4)            (.16)              13.84               3.03                  14
 Year ended 8/31/2003                      (.33)              13.59               1.38                  14
 Period from 2/20/2002 to 8/31/2002        (.21)              13.73               4.40                   3
CLASS 529-C:
 Six months ended 2/29/2004 (4)            (.16)              13.84               3.04                  22
 Year ended 8/31/2003                      (.33)              13.59               1.39                  20
 Period from 2/19/2002 to 8/31/2002        (.21)              13.73               4.41                   7
CLASS 529-E:
 Six months ended 2/29/2004 (4)            (.20)              13.84               3.30                   2
 Year ended 8/31/2003                      (.41)              13.59               1.92                   2
 Period from 3/7/2002 to 8/31/2002         (.24)              13.73               5.76                   1
CLASS 529-F:
 Six months ended 2/29/2004 (4)            (.21)              13.84               3.42                   1
 Period from 10/11/2002 to 8/31/2003       (.39)              13.59               1.04                   1
CLASS R-1:
 Six months ended 2/29/2004 (4)            (.17)             $13.84               3.09%                  1
 Year ended 8/31/2003                      (.35)              13.59               1.49                   1
 Period from 6/13/2002 to 8/31/2002        (.09)              13.73               3.12                   - (7)
CLASS R-2:
 Six months ended 2/29/2004 (4)            (.17)              13.84               3.11                  57
 Year ended 8/31/2003                      (.35)              13.59               1.53                  43
 Period from 5/31/2002 to 8/31/2002        (.12)              13.73               3.57                   1
CLASS R-3:
 Six months ended 2/29/2004 (4)            (.20)              13.84               3.30                  63
 Year ended 8/31/2003                      (.41)              13.59               1.93                  50
 Period from 6/6/2002 to 8/31/2002         (.12)              13.73               3.68                   - (7)
CLASS R-4:
 Six months ended 2/29/2004 (4)            (.22)              13.84               3.48                   7
 Year ended 8/31/2003                      (.46)              13.59               2.30                   5
 Period from 5/28/2002 to 8/31/2002        (.15)              13.73               4.04                   - (7)
CLASS R-5:
 Six months ended 2/29/2004 (4)            (.24)              13.84               3.65                   6
 Year ended 8/31/2003                      (.50)              13.59               2.63                   9
 Period from 5/15/2002 to 8/31/2002        (.19)              13.73               4.89                   5


                                               RATIO OF           RATIO OF
                                               EXPENSES           NET INCOME
                                               TO AVERAGE         TO AVERAGE
                                               NET ASSETS         NET ASSETS
CLASS A:
 Six months ended 2/29/2004 (4)                  .69% (5)          3.10% (5)
 Year ended 8/31/2003                            .76               3.01
 Year ended 8/31/2002                            .80               4.27
 Year ended 8/31/2001                            .85               5.37
 Year ended 8/31/2000                            .85               6.13
 Year ended 8/31/1999                            .80               5.80
CLASS B:
 Six months ended 2/29/2004 (4)                 1.46  (5)          2.33 (5)
 Year ended 8/31/2003                           1.46               2.23
 Year ended 8/31/2002                           1.50               3.47
 Year ended 8/31/2001                           1.51               4.47
 Period from 3/15/2000 to 8/31/2000              .71               2.44
CLASS C:
 Six months ended 2/29/2004 (4)                 1.53  (5)          2.27 (5)
 Year ended 8/31/2003                           1.54               2.19
 Year ended 8/31/2002                           1.57               3.37
 Period from 3/15/2001 to 8/31/2001              .81               1.97
CLASS F:
 Six months ended 2/29/2004 (4)                  .75  (5)          2.95 (5)
 Year ended 8/31/2003                            .75               3.00
 Year ended 8/31/2002                            .83               4.16
 Period from 3/15/2001 to 8/31/2001              .40               2.35
CLASS 529-A:
 Six months ended 2/29/2004 (4)                  .72  (5)          3.04 (5)
 Year ended 8/31/2003                            .68               2.91
 Period from 2/20/2002 to 8/31/2002              .92  (5)          3.82 (5)
CLASS 529-B:
 Six months ended 2/29/2004 (4)                 1.64  (5)          2.14 (5)
 Year ended 8/31/2003                           1.63               1.92
 Period from 2/20/2002 to 8/31/2002             1.66  (5)          3.16 (5)
CLASS 529-C:
 Six months ended 2/29/2004 (4)                 1.63  (5)          2.13 (5)
 Year ended 8/31/2003                           1.62               1.99
 Period from 2/19/2002 to 8/31/2002             1.64  (5)          3.13 (5)
CLASS 529-E:
 Six months ended 2/29/2004 (4)                 1.11  (5)          2.64 (5)
 Year ended 8/31/2003                           1.10               2.48
 Period from 3/7/2002 to 8/31/2002               .55               1.78
CLASS 529-F:
 Six months ended 2/29/2004 (4)                  .86  (5)          2.88 (5)
 Period from 10/11/2002 to 8/31/2003             .84  (5)          2.49 (5)
CLASS R-1:
 Six months ended 2/29/2004 (4)                 1.52% (5)(6)       2.21%(5)
 Year ended 8/31/2003                           1.52  (6)          1.86
 Period from 6/13/2002 to 8/31/2002              .31  (6)           .64
CLASS R-2:
 Six months ended 2/29/2004 (4)                 1.48  (5)(6)       2.25 (5)
 Year ended 8/31/2003                           1.47  (6)          1.81
 Period from 5/31/2002 to 8/31/2002              .38  (6)           .72
CLASS R-3:
 Six months ended 2/29/2004 (4)                 1.10  (5)(6)       2.65 (5)
 Year ended 8/31/2003                           1.08  (6)          1.80
 Period from 6/6/2002 to 8/31/2002               .27  (6)           .83
CLASS R-4:
 Six months ended 2/29/2004 (4)                  .74  (5)(6)       2.98 (5)
 Year ended 8/31/2003                            .73  (6)          2.58
 Period from 5/28/2002 to 8/31/2002              .20  (6)          1.00
CLASS R-5:
 Six months ended 2/29/2004 (4)                  .42  (5)          3.39 (5)
 Year ended 8/31/2003                            .43               3.31
 Period from 5/15/2002 to 8/31/2002              .13               1.24


                             SIX MONTHS ENDED
                               FEBRUARY 29,                YEAR ENDED AUGUST 31
                                 2004(4)        2003     2002     2001     2000     1999

Portfolio turnover rate
  for all classes of shares       25%            82%      95%      44%      63%      81%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4)  Unaudited.
(5)  Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.76%, 2.07%, 1.19% and .75% for classes R-1, R-2, R-3 and R-4, respectively, during the six months ended February 29, 2004, 2.02%, 2.05%, 1.16% and .75% for classes R-1, R-2, R-3, and R-4, respectively, during the year ended August 31, 2003, and .39%, .53%, .35% and .27% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended August 31, 2002.
(7)  Amount less than 1 million.


See notes to financial statements


OTHER SHARE CLASS RESULTS

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2004 (the most recent calendar quarter):

                                                                                      1 YEAR          LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within
     six years of purchase                                                            -2.58%            +6.16% (1)
Not reflecting CDSC                                                                   +2.41%            +6.57% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                             +1.35%            +4.62% (2)
Not reflecting CDSC                                                                   +2.35%            +4.62% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                               +3.13%            +5.40% (2)

CLASS 529-A SHARES
Reflecting 3.75% maximum sales charge                                                 -0.66%            +3.56% (4)
Not reflecting maximum sales charge                                                   +3.20%            +5.45% (4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
     if shares are sold within six years of purchase                                  -2.75%            +2.63% (4)
Not reflecting CDSC                                                                   +2.24%            +4.46% (4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                             +1.25%            +4.46% (5)
Not reflecting CDSC                                                                   +2.25%            +4.46% (5)

CLASS 529-E SHARES (3)                                                                +2.77%            +5.63% (6)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee
     charged by sponsoring firm                                                       +3.03%            +3.46% (7)

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 20, 2002, when Class 529-A and Class 529-B shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from October 11, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in U.S. Government Securities Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.84 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF U.S. GOVERNMENT SECURITIES FUND AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPany at 800/421-0180 or visit the American Funds website at americanfunds.com.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of U.S. Government Securities Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o    A LONG-TERM, VALUE-ORIENTED APPROACH
     Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o    AN UNPARALLELED GLOBAL RESEARCH EFFORT
     American Funds draws on one of the industry's most globally integrated research networks.

o    THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
     Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o    EXPERIENCED INVESTMENT PROFESSIONALS
     The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o    A COMMITMENT TO LOW OPERATING EXPENSES
     American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   Smallcap World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
>  U.S. GOVERNMENT SECURITIES FUNDSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-922-0404

Litho in USA DD/LPT/8085

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. THE AMERICAN FUNDS INCOME SERIES


By

/s/ John H. Smet
John H. Smet, President and PEO

Date: May 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By

/s/ John H. Smet
John H. Smet, President and PEO

Date:  May 7, 2004


By

/s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer

Date:  May 7, 2004